Other financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Other financial liabilities
Repurchase agreements	$ 35,899	$ 27,763
Interbank placements	4,080	4,981
Accrued interest payable	944	1,367
Securities purchased not delivered	3,286	2,291
Trade creditors and other accrued expenses	1,392	1,250
Settlement and clearing balances	708	1,005
Securities sold short	2,331	846
Other	1,669	1,422
Total other financial liabilities	50,309	40,925
Parent Entity
Other financial liabilities
Repurchase agreements	33,346	27,763
Interbank placements	4,079	4,710
Accrued interest payable	829	1,169
Securities purchased not delivered	3,286	2,291
Trade creditors and other accrued expenses	1,124	1,045
Settlement and clearing balances	695	989
Securities sold short	2,331	846
Other	1,573	1,343
Total other financial liabilities	$ 47,263	$ 40,156